Label	Element	Value
American Century Variable Portfolios, Inc. | VP DISCIPLINED CORE VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VP Disciplined Core Value Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Disciplined Core Value Fund
Supplement dated November 24, 2021 ■ Prospectus dated May 1, 2021

The following replaces the third bullet point of the Principal Risks section on page 3 of the prospectus:

•Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Value Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

The following replaces the third paragraph of the What are the principal risks of investing in the fund? section in the Objectives, Strategies and Risks section on page 5 of the prospectus:

The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Value Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.